SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Share Capital

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2020	137,867,418	3	420
New shares issued	54,614	—	—
At June 30, 2020	137,922,032	3	420